TAXES ON INCOME (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Expenses Benefit [Line Items]
Current Income Tax Expense (Benefit)	$ 187	$ 184	$ 92
Taxes in respect of previous years	107	70	0
Deferred in Israel	(157)	138	(277)
Income Tax Expense (Benefit)	137	392	(185)
In Israel [Member]
Income Tax Expenses Benefit [Line Items]
Current State And Local Tax Expense Benefit	116	88	43
Outside Israel [Member]
Income Tax Expenses Benefit [Line Items]
Current Foreign Tax Expense Benefit	$ 71	$ 96	$ 49